Condensed financial information of the parent company (Details) - $ / shares	Jun. 30, 2022	Apr. 27, 2022	Jun. 30, 2021
Condensed financial information of the parent company
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	91,857,298		40,716,642
Common Stock, Shares, Outstanding	91,857,298		40,716,642